Pension, Savings, And Other Employee Benefits (Schedule Of Retiree Medical Plan Assets By Asset Category)(Details) (Retiree Medical Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	$ 16,360	$ 14,288
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	15,826	13,632
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	534	656
Cash Equivalents And Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	600	632
Cash Equivalents And Money Market Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	600	632
Equity Securities [Member] | U S Small Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	1,613	1,428
Equity Securities [Member] | U S Small Capital [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	1,613	1,428
Equity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	9,102	7,312
Equity Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	9,102	7,312
Fixed Income Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	4,511	4,260
Fixed Income Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	4,511	4,260
Fixed Income Securities [Member] | U S Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	119	139
Fixed Income Securities [Member] | U S Treasury Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	119	139
Fixed Income Securities [Member] | Corporate and foreign bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	415	517
Fixed Income Securities [Member] | Corporate and foreign bonds | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	$ 415	$ 517